GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Changes in the carrying amount of goodwill
Balance as of the beginning of the period	4,262,569	4,255,570		$ 687,001	$ 687,001
Goodwill acquired		6,999
Impairment losses	0	0	0
Balance as of the end of the period	4,262,569	4,262,569	4,255,570	$ 687,001	$ 687,001